UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                 FORM 13F COVER
                                      PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
      ------------------------------------

Address: 1st Floor Cassini House
         ---------------------------------

         57-59 St James's Street
         ---------------------------------

         London SW1A 1LD
         ---------------------------------

         England
         ---------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    James Cameron
         ---------------------------------

Title:   Compliance Adminstrator
         ---------------------------------

Phone:   +44(20) 7659-4227
         ---------------------------------

Signature, Place, and Date of Signing:


 /s/James Cameron
-----------------
[Signature]

London, England
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[City, State]

August 23, 2006
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None

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Form 13F Information Table Entry Total:


         18

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Form 13F Information Table Value Total:

         $1,294,451,969.53

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


                           FORM 13F INFORMATION TABLE


                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------
ALCOA INC             COMMON         01381710 A     139,555.30   4,566,600    SH          SOLE                  4,566,600
AMDOCS LTD            ORD            G0260210 A      44,530.49   1,234,900    SH          SOLE                  1,234,900
CONOCOPHILLIPS        COMMON         20825C10 A     100,944.01   1,598,480    SH          SOLE                  1,598,480
CVS CORP              COMMON         12665010 A      97,346.33   3,259,000    SH          SOLE                  3,259,000
DIRECTV GROUP INC     COMMON         25459L10 A      83,553.08   5,094,700    SH          SOLE                  5,094,700
ENERGY PARTNERS LTD   COMMON         29270U10 A       8,788.27     372,700    SH          SOLE                    372,700
FLOR EAST COAST INDS  COMMON         34063210 A      71,277.36   1,322,400    SH          SOLE                  1,322,400
HILTON HOTELS CORP    COMMON         43284810 A     118,882.92   4,669,400    SH          SOLE                  4,669,400
HOME DEPOT            COMMON         43707610 A      82,391.94   1,947,800    SH          SOLE                  1,947,800
HUMAN GENOME SCI      COMMON         44490310 F      37,605.18   3,459,538    SH          SOLE                  3,459,538
INTEL CORP            COMMON         45814010 F      43,331.58   2,226,700    SH          SOLE                  2,226,700
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F          63.83     102,134   PRN          SOLE                    102,134
MARATHON OIL CORP     COMMON         56584910 A     136,565.19   1,792,900    SH          SOLE                  1,792,900
NETBANK INC           COMMON         64093310 F      12,344.20   1,705,000    SH          SOLE                  1,705,000
PFIZER INC            COMMON         71708110 A     117,906.49   4,731,400    SH          SOLE                  4,731,400
PUBLICARD INC         COMMON         744667210 A        136.78   2,735,500    SH          SOLE                  2,735,500
ST JOE CO             COMMON         79014810 A      77,307.84   1,230,233    SH          SOLE                  1,230,233
VERIZON COMMUNICATNS  COMMON         92343V10 A     121,921.18   3,579,600    SH          SOLE                  3,579,600
